Basic and diluted net income / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2015
Basic and diluted net (loss) / income per share [Abstract]
Schedule of Basic and Diluted Net (Loss) / Income Per Share
(Amounts expressed in thousands of United States dollars (“USD”), except for number of shares and per share data)	Years ended December 31,
	2013	2014	2015
Numerator:
Net income/(loss) from continuing operations	22,951	28,269	(2,370)
Net loss from discontinued operations	(12,572)	(18,407)	(12,096)
Net income / (loss)	10,379	9,862	(14,466)
Less: Net (loss) attributable to the non-controlling interest	(283)	(950)	(1,299)
Net income/(loss) attributable to Xunlei Limited	10,662	10,812	(13,167)
Accretion of Series D to convertible redeemable preferred shares redemption value	(4,300)	(1,870)	—
Contingent beneficial conversion feature of series C to one Series C shareholder	—	(57)	—
Deemed dividend to Series D shareholder from its modification	—	(279)	—
Accretion of Series E to convertible redeemable preferred shares redemption value	—	(12,754)	—
Amortization of beneficial conversion feature of Series E	—	(4,139)	—
Deemed dividend to certain shareholders from repurchase of shares	—	(14,926)	—
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering	—	(49,346)	—
Deemed dividend to preferred shareholders upon IPO	—	(32,807)	—
Allocation of net income to participating preferred shareholders	(4,094)	—	—
Net income/(loss) attributable to Xunlei Limited's common shareholders	2,268	(105,366)	(13,167)
Numerator of basic net income/(loss) per share from continuing operations	14,840	(86,959)	(1,071)
Numerator of basic net loss per share from discontinued operations	(12,572)	(18,407)	(12,096)
Dilutive effect of warrant	(1,531)	—	—
Numerator for diluted income/(loss) per share from continuing operations	13,309	(86,959)	(1,071)
Numerator for diluted loss per share from discontinued operations	(12,572)	(18,407)	(12,096)
Denominator:
Denominator for basic net income/(loss) per share-weighted average shares outstanding	61,447,372	194,711,227	335,987,595
Dilutive effect of warrants	2,218,935	—	—
Dilutive effect of share options and restricted shares	12,399,591	—	—
Denominator for diluted net income/(loss) per share	76,065,898	194,711,227	335,987,595
Basic net income/(loss) per share from continuing operations	0.24	(0.45)	(0.00)
Basic net loss per share from discontinued operations	(0.20)	(0.09)	(0.04)
Diluted net income/(loss) per share from continuing operations	0.18	(0.45)	(0.00)
Diluted net loss per share from discontinued operations	(0.17)	(0.09)	(0.04)

Schedule of Anti-dilutive Shares Excluded from Computation of Diluted Net Income per Common Share

	Years ended December 31,
	2013	2014	2015
Preferred shares—weighted average	110,953,534	93,213,683	—
Share options and restricted shares —weighted average	2,513,017	9,041,434	1,673,342